Related party balances (Details Narrative)		1 Months Ended	12 Months Ended
	Sep. 24, 2024 GBP (£)	Apr. 30, 2024 GBP (£) £ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2025 GBP (£)	Mar. 25, 2025 £ / shares
Related Party Transaction [Line Items]
Repayments of debt	£ 377,229
Issuance of preferred shares				£ 5,404,617
Sale of Stock, Price Per Share | £ / shares								£ 1.00
Disposal Group, Including Discontinued Operation, Liabilities							£ 303,013
Gain (Loss) on Disposition of Business			$ 415,768	£ 303,012
Shareholders [Member]
Related Party Transaction [Line Items]
Issuance of preferred shares, shares | shares		120,000
Share price | £ / shares		£ 1.978
Issuance of preferred shares		£ 237,342
Mr Kevin Cox [Member]
Related Party Transaction [Line Items]
Loans payable					£ 671,809
Interest bearing rate, percentage					20.00%
Mr. Michael Lau and Mr. Kevin Cox [Member]
Related Party Transaction [Line Items]
Stock exchanged					£ 2,273,863